UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549
FORM N-Q
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22298

Starboard Investment Trust
 (Exact name of registrant as specified in charter)

116 South Franklin Street, Post Office Box 69, Rocky Mount, North Carolina  27802
(Address of principal executive offices)                             (Zip code)

Terrence O. Davis
 116 South Franklin Street, Post Office Box 69, Rocky Mount, North Carolina  27802
 (Name and address of agent for service)

Registrant's telephone number, including area code: 252-972-9922

Date of fiscal year end: September 30

Date of reporting period: June 30, 2016

ITEM 1.  SCHEDULE OF INVESTMENTS

QCI Balanced Fund

Schedule of Investments
(Unaudited)

As of June 30, 2016
		Shares	Value (Note 1)

COMMON STOCKS - 52.61%
Consumer Discretionary - 6.37%
*	Amazon.com, Inc.	800	$572,496
*	Cabela's, Inc.	5,000	250,300
	Lowe's Cos., Inc.	6,000	475,020
	Starbucks Corp.	6,300	359,856
	The TJX Cos., Inc.	6,600	509,718
	The Walt Disney Co.	3,300	322,806
	Twenty-First Century Fox, Inc.	18,000	486,900
*	Under Armour, Inc.	14,200	569,846
			3,546,942
Consumer Staples - 4.50%
	Altria Group, Inc.	7,175	494,788
	CVS Health Corp.	5,000	478,700
	PepsiCo, Inc.	3,785	400,983
	The Hershey Co.	5,000	573,570
	The Procter & Gamble Co.	6,585	557,552
			2,505,593
Energy - 5.17%
	Chevron Corp.	5,025	526,771
	Exxon Mobil Corp.	9,500	890,530
	Schlumberger Ltd.	8,475	670,203
	Spectra Energy Corp.	21,500	787,545
			2,875,049
Financials - 8.95%
	Bank of America Corp.	51,100	678,097
*	Berkshire Hathaway, Inc.	5,000	723,950
	Chubb Ltd.	4,075	532,643
	The Goldman Sachs Group, Inc.	3,500	520,030
	JPMorgan Chase & Co.	11,950	742,573
	The PNC Financial Services Group, Inc.	5,350	435,436
	Ventas, Inc.	12,000	873,840
	Wells Fargo & Co.	9,950	470,934
			4,977,503
Health Care - 5.80%
	Abbott Laboratories	11,500	452,065
	AbbVie, Inc.	7,125	441,109
	Amgen, Inc.	3,725	566,759
	Bristol-Myers Squibb Co.	8,700	639,885
	Johnson & Johnson	4,275	518,557
	Zimmer Biomet Holdings, Inc.	5,075	610,928
			3,229,303

			(Continued)

QCI Balanced Fund

Schedule of Investments - Continued
(Unaudited)

As of June 30, 2016
		Shares	Value (Note 1)

COMMON STOCKS - Continued
Industrials - 3.70%
	Caterpillar, Inc.	6,500	$492,765
*	Gencor Industries, Inc.	20,000	310,400
	General Electric Co.	17,500	550,900
	The LS Starrett Co.	10,878	129,557
*	Transcat, Inc.	15,054	151,293
	United Parcel Service, Inc.	3,925	422,801
			2,057,716
Information Technology - 12.39%
*	Alphabet, Inc.	666	460,939
	Apple, Inc.	13,835	1,322,626
*	Check Point Software Technologies Ltd.	5,425	432,264
	Cisco Systems, Inc.	14,500	416,005
	Corning, Inc.	50,000	1,024,000
*	Digimarc Corp.	11,000	351,560
*	Facebook, Inc.	5,000	571,400
	FLIR Systems, Inc.	14,000	433,300
	Intel Corp.	17,700	580,560
	MasterCard, Inc.	5,400	475,524
	Microsoft Corp.	7,150	365,865
*	Palo Alto Networks, Inc.	3,775.00	462,966
			6,897,009
Materials - 2.66%
	Ecolab, Inc.	5,000	593,000
	Monsanto Co.	4,000	413,640
	Nucor Corp.	9,575	473,101
			1,479,741
Telecommunications - 0.93%
	Verizon Communications, Inc.	9,225	515,124
			515,124
Utilities - 2.14%
	Duke Energy Corp.	7,000	600,530
	The Southern Co.	11,000	589,930
			1,190,460

	Total Common Stocks (Cost $27,159,189)		29,274,440

MUTUAL FUND - 2.42%
	Templeton Global Bond Fund	119,495	1,346,704

	Total Mutual Fund (Cost $1,510,423)		1,346,704

			(Continued)

QCI Balanced Fund

Schedule of Investments - Continued
(Unaudited)

As of June 30, 2016
		Principal	Coupon Rate	Maturity Date	Value (Note 1)

CORPORATE BONDS - 16.84%
*	Anheuser-Busch InBev Worldwide, Inc.	$800,000	1.375%	7/15/2017	$802,209
*	Apple, Inc.	800,000	2.850%	5/6/2021	844,919
*	Caterpillar Financial Services Corp.	425,000	5.450%	4/15/2018	456,856
*	Caterpillar Financial Services Corp.	325,000	7.050%	10/1/2018	364,943
*	Cisco Systems, Inc.	800,000	4.950%	2/15/2019	879,050
*	Comcast Corp.	800,000	3.125%	7/15/2022	855,429
*	CVS Health Corp.	520,000	2.750%	12/1/2022	536,493
*	Duke Energy Florida LLC	210,000	5.800%	9/15/2017	221,911
*	Duke Energy Florida LLC	390,000	5.650%	6/15/2018	424,031
*	General Mills, Inc.	430,000	5.700%	2/15/2017	441,989
*	General Mills, Inc.	320,000	5.650%	2/15/2019	355,680
*	John Deere Capital Corp.	255,000	2.000%	1/13/2017	256,522
*	John Deere Capital Corp.	270,000	2.050%	3/10/2020	275,776
*	John Deere Capital Corp.	225,000	2.800%	9/18/2017	229,980
*	Microsoft Corp.	800,000	2.375%	5/1/2023	820,749
*	Norfolk Southern Corp.	245,000	5.750%	4/1/2018	263,848
*	Norfolk Southern Corp.	300,000	7.700%	5/15/2017	316,678
*	Norfolk Southern Corp.	250,000	3.250%	12/1/2021	264,328
*	The Southern Co.	365,000	2.450%	9/1/2018	373,780
*	The Southern Co.	385,000	1.950%	9/1/2016	385,589

	Total Corporate Bonds (Cost $9,226,268)				9,370,760

FEDERAL AGENCY OBLGATIONS - 7.35%
*	Federal Farm Credit Banks	125,000	4.125%	3/4/2019	135,875
*	Federal Farm Credit Banks	200,000	1.850%	9/19/2018	204,673
*	Federal Home Loan Banks	45,000	1.625%	6/14/2019	46,018
*	Federal Home Loan Banks	1,270,000	4.125%	3/13/2020	1,413,013
*	Federal Home Loan Banks	100,000	1.540%	5/15/2020	100,004
*	Federal Home Loan Banks	135,000	4.375%	6/14/2019	148,889
*	Federal Home Loan Banks	250,000	5.125%	8/15/2019	282,458
*	Federal Home Loan Banks	375,000	4.500%	9/13/2019	417,392
*	Federal Home Loan Banks	60,000	1.600%	10/22/2020	60,001
*	Federal Home Loan Banks	1,250,000	1.750%	12/17/2018	1,279,833

	Total Federal Agency Obligations (Cost $4,013,696)				4,088,156

U.S. TREASURY NOTES - 20.15%
*	United States Treasury Note	1,395,000	2.000%	11/30/2020	1,457,721
*	United States Treasury Note	2,480,000	2.375%	8/15/2024	2,669,487
*	United States Treasury Note	2,700,000	1.625%	11/15/2022	2,763,704
*	United States Treasury Note	1,430,000	1.375%	6/30/2018	1,451,729
*	United States Treasury Note	2,835,000	1.625%	5/15/2026	2,869,663

	Total U.S. Treasury Notes (Cost $10,917,336)				11,212,304

					(Continued)

QCI Balanced Fund

Schedule of Investments - Continued
(Unaudited)

As of June 30, 2016
				Shares	Value (Note 1)

SHORT-TERM INVESTMENT - 1.55%
§	Federated Government Obligations Fund, 0.25%			864,304	$864,304

Total Short-Term Investment (Cost $864,304)					864,304

Total Value of Investments (Cost $53,691,216) (a) - 100.92%					$56,156,668

Liabilities in Excess of Other Assets - (0.92)%					(510,558)

Net Assets - 100%					$55,646,110

* Non-income producing investment		§	Represents 7 day effective yield

The following acronym is used in this portfolio:
LLC - Limited Liability Company

(a)
Aggregate cost for financial reporting and federal income tax purposes is the same.  Unrealized appreciation (depreciation) of investments for financial reporting and federal income tax purposes is as follows:

Aggregate gross unrealized appreciation					$3,193,237
Aggregate gross unrealized depreciation					(727,785)

Net unrealized appreciation					$2,465,452

Summary of Investments	% of Net
	Assets		Value
Consumer Discretionary	6.37%		$3,546,942
Consumer Staples	4.50%		2,505,593
Energy	5.17%		2,875,049
Financials	8.95%		4,977,503
Health Care	5.80%		3,229,303
Industrials	3.70%		2,057,716
Information Technology	12.39%		6,897,009
Materials	2.66%		1,479,741
Telecommunications	0.93%		515,124
Utilities	2.14%		1,190,460
Mutual Fund	2.42%		1,346,704
Corporate Bonds	16.84%		9,370,760
Federal Agency Obligations	7.35%		4,088,156
U.S. Treasury Notes	20.15%		11,212,304
Short-Term Investment	1.55%		864,304
Liabilities in Excess of Other Assets	-0.92%		(510,558)
Total	100.00%		$55,646,110

					(Continued)

QCI Balanced Fund

Schedule of Investments - Continued
(Unaudited)

As of June 30, 2016

Note 1 - Investment Valuation

The Fund's investments in securities are carried at value.  Securities listed on an exchange or quoted on a national market system are valued at the last sales price as of 4:00 p.m. Eastern Time.  Securities traded in the NASDAQ over-the-counter market are generally valued at the NASDAQ Official Closing Price.  Other securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the most recent bid price. Securities and assets for which representative market quotations are not readily available or which cannot be accurately valued using the Fund's normal pricing procedures are valued at fair value as determined in good faith under policies approved by the Trustees.

Fair value pricing  may be used, for  example,  in situations  where (i) a portfolio security is so thinly traded that there have been no transactions for that security over an extended period of time; (ii) the exchange on which the portfolio security is principally traded closes early; or (iii) trading of the portfolio security is halted during the day and does not resume prior to the Fund's net asset value calculation.  A portfolio security's "fair value" price may differ from the price next available for that portfolio security using the Fund's normal pricing procedures.  Instruments with maturities of 60 days or less are valued at amortized cost, which approximates market value.

The Fund has adopted ASC Topic 820, Fair Value Measurements. ASC Topic 820 defines fair value, establishes a frame work for measuring fair value and expands disclosure about fair value measurements.

Various inputs are used in determining the value of the Fund's investments.  These inputs are summarized in the three broad levels listed below:
Level 1: quoted prices in active markets for identical securities
Level 2: other significant observable inputs (including quoted prices for similar securities, interest rates, credit risk, etc.)
Level 3: significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments)

The Fund has adopted FASB guidance updating ASC Topic 820 titled, "Determining Fair Value When the Volume and Level of Activity for the Asset or Liability have Significantly Decreased and Identifying Transactions that are not Orderly" which provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or liability, when a transaction that is not orderly, and how that information must be incorporated into fair value measurement.  The guidance emphasizes that even if there has been a significant decrease in volume and level of activity for an asset or liability and regardless of the valuation techniques used, the objective of a fair value measurement remains the same.

An investment asset's or liability's level within the fair value hierarchy is based on the lowest level input, individually or in aggregate, that is significant to fair value measurement.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used in valuing the Fund's assets:

Assets	Total	Level 1	Level 2	Level 3
Common Stocks	$29,274,440	$29,274,440	$-	$-
Mutual Fund	1,346,704	1,346,704	-	-
Corporate Bonds	9,370,760	-	9,370,760	-
Federal Agency Obligations	4,088,156	-	4,088,156	-
U.S. Treasury Notes	11,212,304	11,212,304	-	-
Short-Term Investment	864,304	864,304	-	-
Total Assets	$56,156,668	$42,697,752	$13,458,916	$-

ITEM 2.  CONTROLS AND PROCEDURES
(a)	The Principal Executive Officer and Principal Financial Officer have concluded that the registrant's disclosure controls and procedures are effective based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing of this report.
(b)	There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3.  EXHIBITS

Certifications required pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 are filed herewith as Exhibit A.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Starboard Investment Trust
By: (Signature and Title)	/s/ Katherine M. Honey
Date: August 17, 2016	Katherine M. Honey President and Principal Executive Officer QCI Balanced Fund

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: (Signature and Title)	/s/ Katherine M. Honey
Date: August 17, 2016	Katherine M. Honey President and Principal Executive Officer QCI Balanced Fund

By: (Signature and Title)	/s/ Ashley E. Harris
Date: August 17, 2016	Ashley E. Harris Treasurer and Principal Financial Officer QCI Balanced Fund